BETTER 10K - COMMITMENTS AND CONTINGENCIES (Details) - USD ($) shares in Millions		1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 01, 2021	Jul. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Sep. 30, 2022
Loss Contingencies [Line Items]
Loss contingency, estimated liability			$ 9,300,000
Restricted Cash			27,806,000	$ 28,106,000	$ 40,555,000	$ 27,806,000	$ 29,443,000
Escrow liability				8,000,000	11,600,000
Deposits, excluded from balance sheet			0	300,000	2,000,000
Silicon Valley Bank
Loss Contingencies [Line Items]
Cash				900,000
Letter of credit				6,500,000
Escrow deposits
Loss Contingencies [Line Items]
Restricted Cash			$ 3,200,000	$ 8,000,000	$ 11,600,000
LHFS originated | Geographic Concentration Risk | Florida
Loss Contingencies [Line Items]
Concentration risk percentage			11.00%	10.00%
LHFS originated | Geographic Concentration Risk | Texas
Loss Contingencies [Line Items]
Concentration risk percentage			12.00%	11.00%
LHFS originated | Geographic Concentration Risk | California
Loss Contingencies [Line Items]
Concentration risk percentage				11.00%	15.00%
One loan purchaser | Loans sold | Customer concentration risk
Loss Contingencies [Line Items]
Concentration risk percentage				65.00%	60.00%
IRLs
Loss Contingencies [Line Items]
Notional amounts			$ 211,897,000	$ 225,372,000	$ 2,560,577,000
Forward Contracts
Loss Contingencies [Line Items]
Notional amounts			294,000,000	422,000,000	2,818,700,000
Employee related labor dispute
Loss Contingencies [Line Items]
Loss contingency, estimated liability			$ 8,400,000	8,400,000	5,900,000
Investor legal matter
Loss Contingencies [Line Items]
Side letter provision, repurchase of common stock (in shares)		1.9
Side letter provision, repurchase of common stock, price		$ 1
Side letter provision, purchase right entitled to exercise, percent	50.00%
Regulatory matters
Loss Contingencies [Line Items]
Loss contingency, estimated liability				11,900,000	13,200,000
Reduction of liability				$ 1,300,000
Litigation expense					$ 13,200,000